Bank Loans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term bank loans	$ 6,082,574	$ 7,817,610
Debt instrument maturity date description	Mature on various dates from May 16, 2019 to November 13, 2019
Weighted average interest rate, percentage	6.43%	6.38%	6.01%
Interest expenses	$ 500,000	$ 500,000	$ 500,000
Minimum [Member]
Borrowings, interest rate	6.00%
Maximum [Member]
Borrowings, interest rate	6.74%